September 25, 2006

VIA EDGAR AND OVERNIGHT MAIL

Brion Thompson

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	ING Risk Managed Natural Resources Fund (the “Fund”)
File Nos. 333-136495 and 811-21938

Mr. Thompson:

Attached for filing, in electronic format via the EDGAR system, is Pre-Effective Amendment No. 2 to the Fund’s registration statement on Form N-2 under the Securities Act of 1933 (the “1933 Act”), as amended, and Amendment No. 2 to the Fund’s registration statement under the Investment Company Act of 1940, as amended (the “Registration Statement”).

If I can provide you with anything that will facilitate your review or if you have any additional questions concerning the filing, please do not hesitate to contact me at (480) 477-2649.

Best Regards,

/s/ Paul Caldarelli

Paul Caldarelli

Counsel

ING U.S. Legal Services

Attachments

cc:	Huey P. Falgout, Jr.
ING Investments, LLC